Additional paid-in capital (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants	5,700,501,500	5,700,501,500	5,188,501,500
Exercise price	$ 0.003	$ 0.004	$ 0.004
Intrinsic value	$ 0.013	$ 0.005	$ 0.016
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year	8 months 12 days	4 months 17 days
Warrant 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	April 12, 2024
Warrants			4,913,001,500
Exercise price			$ 0.002
Intrinsic value			$ 0.018
Warrant 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	December 11, 2024
Warrants			120,000,000
Exercise price			$ 0.015
Intrinsic value			$ 0.005
Warrant 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	June 30, 2025
Warrants		4,910,001,500
Exercise price		$ 0.002
Intrinsic value		$ 0.006
Warrant 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	December 31, 2026
Warrants	4,910,001,500
Exercise price	$ 0.002
Intrinsic value	$ 0.014
Warrant 5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	December 31, 2026
Warrants	655,500,000	655,500,000
Exercise price	$ 0.010	$ 0.010
Intrinsic value	$ 0.006
Warrant 6 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	December 31, 2026
Warrants	120,000,000	120,000,000
Exercise price	$ 0.015	$ 0.015
Intrinsic value	$ 0.001
Warrant 7 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	December 31, 2026
Warrants	15,000,000	15,000,000
Exercise price	$ 0.020	$ 0.020
Intrinsic value
Warrant 8 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	December 31, 2026
Warrants			155,500,000
Exercise price			$ 0.050
Intrinsic value